Employee Benefit Plans (Change in AOCI ) (Details) CAD in Millions	12 Months Ended
Dec. 31, 2016 CAD
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, January 1	CAD 349
Balance, December 31	636
Pension Plan [Member] | Defined Benefit Plans Adjustment, Net Gain (Loss) Including Portion Attributable to Noncontrolling Interest [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, January 1	353
Amortized in current period, Net Actuarial Gain (Loss)	(42)
Current year addition to AOCI	19
Adjustments for MPS	0
Foreign currency translation adjustment	0
Balance, December 31	330
Pension Plan [Member] | Accumulated Defined Benefit Plans Adjustment, Net Prior Service Including Portion Attributable to Noncontrolling Interest [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, January 1	(4)
Amortized in current period, Net Prior Service Cost (Credit)	1
Current year addition to AOCI	0
Adjustments for MPS	0
Foreign currency translation adjustment	0
Balance, December 31	(3)
Pension Plan [Member] | Regulatory Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, January 1	0
Amortized in current period, Net Actuarial Gain (Loss)	(9)
Current year addition to AOCI	318
Adjustments for MPS	0
Foreign currency translation adjustment	0
Balance, December 31	309
Non-pension Benefit Plans [Member
Defined Benefit Plan Disclosure [Line Items]
Balance, January 1	(12)
Balance, December 31	44
Non-pension Benefit Plans [Member | Defined Benefit Plans Adjustment, Net Gain (Loss) Including Portion Attributable to Noncontrolling Interest [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, January 1	15
Amortized in current period, Net Actuarial Gain (Loss)	(2)
Current year addition to AOCI	2
Adjustments for MPS	0
Foreign currency translation adjustment	0
Balance, December 31	15
Non-pension Benefit Plans [Member | Accumulated Defined Benefit Plans Adjustment, Net Prior Service Including Portion Attributable to Noncontrolling Interest [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, January 1	(27)
Amortized in current period, Net Prior Service Cost (Credit)	8
Current year addition to AOCI	0
Adjustments for MPS	0
Foreign currency translation adjustment	0
Balance, December 31	(19)
Non-pension Benefit Plans [Member | Regulatory Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance, January 1	0
Amortized in current period, Net Actuarial Gain (Loss)	0
Current year addition to AOCI	48
Adjustments for MPS	0
Foreign currency translation adjustment	0
Balance, December 31	CAD 48